OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2011
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of other financial items, net

(in thousands of $)	2011	2010	2009
Mark-to-market adjustment for interest rate swap derivatives (see note 28)	(10,057)	(5,295)	17,385
Interest rate swap cash settlements (see note 28)	(14,201)	(13,018)	(13,976)
Mark-to-market adjustment for foreign currency derivatives (see note 28)	(1,417)	(6,996)	31,045
Foreign exchange gain (loss) on capital lease obligations and related restricted cash, net	182	4,581	(12,959)
Gain on termination of equity swap derivatives (net mark-to-market adjustment) (see note 28)	—	—	17,603
Financing arrangement fees and other costs	(930)	(6,743)	(1,305)
Loss on termination of lease financing arrangements	—	(7,777)	—
Amortization of deferred financing costs	(1,484)	(1,348)	(1,287)
Foreign exchange loss on operations	(945)	(1,473)	(6,010)
Other	(234)	(528)	—
	(29,086)	(38,597)	30,496